TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 74.5%
	AEROSPACE & DEFENSE - 2.0%
17,708	General Dynamics Corporation	$5,961,575

	BANKING - 4.1%
46,051	Cullen/Frost Bankers, Inc.	5,831,438
71,186	SouthState Bank Corporation	6,699,315
		12,530,753
	CHEMICALS - 1.8%
16,964	Sherwin-Williams Company (The)	5,496,845

	COMMERCIAL SUPPORT SERVICES - 1.7%
30,277	Waste Connections, Inc.	5,309,375

	CONSTRUCTION MATERIALS - 2.1%
45,228	Advanced Drainage Systems, Inc.	6,550,371

	CONTAINERS & PACKAGING - 3.9%
55,114	Crown Holdings, Inc.	5,675,089
29,860	Packaging Corporation of America	6,158,028
		11,833,117
	ELECTRIC UTILITIES - 4.5%
94,157	NextEra Energy, Inc.	7,558,924
58,443	WEC Energy Group, Inc.	6,163,399
		13,722,323
	ELECTRICAL EQUIPMENT - 4.7%
17,436	Hubbell, Inc.	7,743,501
26,828	Littelfuse, Inc.	6,785,338
		14,528,839
	FOOD - 3.7%
36,524	Marzetti Company	6,005,276
80,220	McCormick & Company, Inc.	5,463,784
		11,469,060
	HEALTH CARE FACILITIES & SERVICES - 1.8%
11,939	HCA Healthcare, Inc.	5,573,842

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 74.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
37,125	Intercontinental Exchange, Inc.	$6,012,765

	INSURANCE - 1.6%
19,176	Arthur J Gallagher & Company	4,962,557

	LEISURE FACILITIES & SERVICES - 1.5%
11,309	Domino’s Pizza, Inc.	4,713,817

	MACHINERY - 1.9%
12,301	Deere & Company	5,726,977

	MEDICAL EQUIPMENT & DEVICES - 3.8%
57,927	Revvity, Inc.	5,604,437
23,046	STERIS plc	5,842,622
		11,447,059
	OIL & GAS PRODUCERS - 3.7%
57,825	ConocoPhillips	5,412,998
55,916	EOG Resources, Inc.	5,871,739
		11,284,737
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
47,957	Prologis, Inc.	6,122,191

	RETAIL - CONSUMER STAPLES - 1.7%
5,918	Costco Wholesale Corporation	5,103,328

	RETAIL - DISCRETIONARY - 2.1%
70,515	O’Reilly Automotive, Inc.(a)	6,431,673

	SEMICONDUCTORS - 9.9%
16,263	Broadcom, Inc.	5,628,624
86,922	Microchip Technology, Inc.	5,538,670
8,603	Monolithic Power Systems, Inc.	7,797,414
53,758	Rambus, Inc.(a)	4,939,823

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 74.5% (Continued)
	SEMICONDUCTORS - 9.9% (Continued)
37,130	Texas Instruments, Inc.	$6,441,684
		30,346,215
	SOFTWARE - 5.3%
18,138	Cadence Design Systems, Inc.(a)	5,669,575
10,890	Tyler Technologies, Inc.(a)	4,943,516
252,214	Verra Mobility Corporation(a)	5,652,116
		16,265,207
	TECHNOLOGY SERVICES - 3.4%
66,548	Amdocs Ltd.	5,357,780
9,445	CACI International, Inc., Class A(a)	5,032,390
		10,390,170
	TIMBER REIT - 1.8%
225,834	Weyerhaeuser Company	5,350,007

	TRANSPORTATION & LOGISTICS - 2.0%
176,004	CSX Corporation	6,380,145

	WHOLESALE - DISCRETIONARY - 1.5%
19,446	Pool Corporation	4,448,273

	TOTAL COMMON STOCKS (Cost $185,154,460)	227,961,221

	EXCHANGE-TRADED FUNDS — 20.0%
	EQUITY - 20.0%
858,500	Timothy Plan High Dividend Stock ETF(b)	33,078,005
616,000	Timothy Plan US Large/Mid Cap Core ETF(b)	27,997,200
		61,075,205

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,251,098)	61,075,205

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 5.5%
	MONEY MARKET FUND - 5.5%
16,669,072	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(c) (Cost $16,669,072)	$16,669,072

	TOTAL INVESTMENTS - 100.0% (Cost $252,074,630)	$305,705,498
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(d)	(107,689)
	NET ASSETS - 100.0%	$305,597,809

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(d)	Percentage rounds to less than 0.1%.